Business combinations and disposals - Beverage Can Business (Details) € in Millions, $ in Billions			12 Months Ended
	Jun. 30, 2016 USD ($) item	Jun. 30, 2016 EUR (€) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Business combinations
Annual revenue			€ 7,644	€ 6,345	€ 5,199
Assets acquired and liabilities assumed
Goodwill			1,835	1,981
Beverage Can
Business combinations
Annual revenue	$ 3.0	€ 2,800
Assets acquired and liabilities assumed
Cash and cash equivalents		10
Property, plant and equipment		632
Intangible assets		1,289
Inventories		265
Trade and other receivables		331
Trade and other payables		(436)
Net deferred tax liability		(146)
Employee benefit obligations		(116)
Provisions		(38)
Total identifiable net assets		1,791
Goodwill		904
Total consideration		2,695
Beverage Can North America
Assets acquired and liabilities assumed
Goodwill expected to be deductible for tax purposes		€ 268
Europe | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	10	10
Number of end plants acquired | item	2	2
United States
Business combinations
Annual revenue			€ 2,899	€ 2,437	€ 1,997
United States | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	7	7
Number of end plants acquired | item	1	1
Brazil | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	2	2